Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2019
Trade and other payables
Schedule of trade and other payables

	2019	2018
	€m	€m
Included within non-current liabilities:
Other payables	327	314
Accruals	113	159
Contract liabilities[1]	574	237
Derivative financial instruments[2]	1,924	2,133
	2,938	2,843

Included within current liabilities:
Trade payables	6,541	6,185
Amounts owed to associates and joint ventures	26	27
Other taxes and social security payable	1,218	1,177
Other payables[3]	1,410	1,346
Accruals	6,120	5,579
Contract liabilities[1]	1,818	1,678
Derivative financial instruments[2]	520	250
	17,653	16,242

Notes:

1Previously described as deferred income in the year ended 31 March 2018.

2Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

3Includes €823 million (2018: €nil) payable in relation to the irrevocable and non-discretionary share buyback programme announced in January 2019.